Selected Statements of Operations Data (Details 1) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Numerator:
Numerator for basic and diluted net income (loss) per share	$ (4,080)	$ 1,079
Denominator:
Denominator for basic net income (loss) per share - weighted average number of Ordinary Shares	13,756,198	13,549,494
Effect of dilutive securities:
Outstanding options and RSUs		$ 268,501
Denominator for diluted net income (loss) per Ordinary Share - adjusted weighted average number of Ordinary Shares	13,756,198	13,817,995